INCOME TAXES (Details Narrative)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Singapore statutory income tax rate	17.00%	17.00%	17.00%
SINGAPORE
Singapore statutory income tax rate	17.00%